Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials and components	$ 8,275	$ 9,041
Products in process	11,263	13,081
Finished products	5,911	6,656
Inventories	$ 25,449	$ 28,778